Description of Business and Summary of Significant Accounting Policies - Segment Information (Details)	12 Months Ended
Dec. 31, 2017 business_activity segment
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of business activities | business_activity	1
Number of segments | segment	1